UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment
| |; Amendment Number:
This Amendment (Check only one.): | | is a restatement.
| | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		April 18, 2008


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  95

Form 13F Information Table Value Total:   $200,868,000



List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     4878    88455 SH       SOLE                    88455
                                                                 4       65 SH       DEFINED                    65
ACCENTURE LTD CL A             COM              G1150G111     4215   119860 SH       SOLE                   119860
                                                                 6      170 SH       DEFINED                   170
ALTRIA GROUP                   COM              02209S103     1089    49055 SH       SOLE                    49055
                                                                 2       80 SH       DEFINED                    80
APPLE INC                      COM              037833100     6784    47275 SH       SOLE                    47275
                                                                 9       65 SH       DEFINED                    65
BAKER HUGHES INC.              COM              057224107      230     3360 SH       SOLE                     3360
BANK OF AMERICA CORP           COM              060505104     6244   164710 SH       SOLE                   164710
                                                                 5      135 SH       DEFINED                   135
BANK OF NEW YORK MELLON CORP   COM              064058100     3849    92232 SH       SOLE                    92232
                                                                 5      130 SH       DEFINED                   130
BEST BUY COMPANY INC           COM              086516101     5231   126179 SH       SOLE                   126179
                                                                 8      185 SH       DEFINED                   185
BOEING CO                      COM              097023105      240     3225 SH       SOLE                     3225
BUCYRUS INTL INC NEW CL A      COM              118759109      293     2880 SH       SOLE                     2880
BURLINGTON NRTHN SANTA COM     COM              12189t104     3721    40350 SH       SOLE                    40350
                                                                 6       65 SH       DEFINED                    65
CISCO SYS INC COM              COM              17275r102      264    10965 SH       SOLE                    10965
CITY NATIONAL CORP             COM              178566105      277     5600 SH       SOLE                     5600
COSTCO COMPANIES INC           COM              22160K105     4567    70291 SH       SOLE                    70291
                                                                 3       40 SH       DEFINED                    40
CVS/CAREMARK CORPORATION       COM              126650100     8657   213690 SH       SOLE                   213690
                                                                11      265 SH       DEFINED                   265
DISNEY (WALT)                  COM              254687106      264     8406 SH       SOLE                     8406
EATON CORP                     COM              278058102     3937    49415 SH       SOLE                    49415
                                                                 6       70 SH       DEFINED                    70
EMERSON ELEC CO COM            COM              291011104     4020    78115 SH       SOLE                    78115
                                                                 6      115 SH       DEFINED                   115
EQUITABLE RESOURCES            COM              294549100     5935   100765 SH       SOLE                   100765
                                                                 8      135 SH       DEFINED                   135
FOSTER WHEELER LTD NEW         COM              G36535139      264     4655 SH       SOLE                     4655
GENENTECH INC COM NEW          COM              368710406      277     3408 SH       SOLE                     3408
GOLDMAN SACHS GROUP            COM              38141g104     3783    22875 SH       SOLE                    22875
                                                                 5       30 SH       DEFINED                    30
GOOGLE INC CL A                COM              38259p508      236      535 SH       SOLE                      535
HONEYWELL INC COM              COM              438516106     5274    93480 SH       SOLE                    93480
                                                                 7      125 SH       DEFINED                   125
IBM                            COM              459200101     7311    63495 SH       SOLE                    63495
                                                                10       85 SH       DEFINED                    85
INTL GAME TECH                 COM              459902102      270     6710 SH       SOLE                     6710
ISHARES TR MSCI EMERG MKT      COM              464287234     3857    28700 SH       SOLE                    28700
                                                                 5       40 SH       DEFINED                    40
JOHNSON & JOHNSON              COM              478160104     5841    90038 SH       SOLE                    90038
                                                                 9      140 SH       DEFINED                   140
JOHNSON CONTROLS INC           COM              478366107     6044   178830 SH       SOLE                   178830
                                                                 9      265 SH       DEFINED                   265
JP MORGAN CHASE & CO           COM              46625H100     7329   170639 SH       SOLE                   170639
                                                                 5      125 SH       DEFINED                   125
KRAFT FOODS INC CL A           COM              50075n104      859    27712 SH       SOLE                    27712
                                                                 1       25 SH       DEFINED                    25
L-3 COMMUNICATIONS             COM              502424104      529     4840 SH       SOLE                     4840
LOCKHEED MARTIN                COM              539830109     5937    59785 SH       SOLE                    59785
                                                                 4       40 SH       DEFINED                    40
LOWES COS INC COM              COM              548661107      235    10225 SH       SOLE                    10225
MCDERMOTT INTERNATIONAL        COM              580037109     3915    71410 SH       SOLE                    71410
                                                                 7      120 SH       DEFINED                   120
MONSANTO CO NEW COM            COM              61166w101     9474    84968 SH       SOLE                    84968
                                                                11      100 SH       DEFINED                   100
NYMEX HOLDINGS INC.            COM              62948n104      238     2630 SH       SOLE                     2630
PEABODY ENERGY CORP            COM              704549104     6811   133545 SH       SOLE                   133545
                                                                 8      160 SH       DEFINED                   160
PENNEY J C INC COM             COM              708160106     5365   142265 SH       SOLE                   142265
                                                                 9      250 SH       DEFINED                   250
PEPSICO INC                    COM              713448108     6445    89272 SH       SOLE                    89272
                                                                 9      130 SH       DEFINED                   130
PHILIP MORRIS INTL INC COM     COM              718172109     2481    49055 SH       SOLE                    49055
                                                                 4       80 SH       DEFINED                    80
POTASH CORP SASK INC COM       COM              73755L107      291     1875 SH       SOLE                     1875
POWERSHARES QQQ TRUST UNIT SER COM              73935a104      214     4900 SH       SOLE                     4900
PRAXAIR INC                    COM              74005P104     8475   100613 SH       SOLE                   100613
                                                                12      145 SH       DEFINED                   145
PROCTER & GAMBLE CO            COM              742718109     6469    92327 SH       SOLE                    92327
                                                                 9      135 SH       DEFINED                   135
QUALCOMM INC COM               COM              747525103     4303   104949 SH       SOLE                   104949
                                                                 6      140 SH       DEFINED                   140
QUESTAR CORP                   COM              748356102     5767   101960 SH       SOLE                   101960
                                                                 8      145 SH       DEFINED                   145
ROPER INDUSTRIES               COM              776696106      500     8415 SH       SOLE                     8415
STERICYCLE INC COM             COM              858912108      496     9635 SH       SOLE                     9635
TARGET CORP COM                COM              87612E106     3584    70720 SH       SOLE                    70720
                                                                 6      115 SH       DEFINED                   115
TEVA PHARMACEUTICALS           COM              881624209      477    10319 SH       SOLE                    10319
TRANSOCEAN SEDCO               COM              G90073100     4659    34461 SH       SOLE                    34461
                                                                 5       40 SH       DEFINED                    40
UNITED TECHNOLOGIES            COM              913017109     5535    80425 SH       SOLE                    80425
                                                                 3       50 SH       DEFINED                    50
WEATHERFORD INTL INC           COM              G95089101      357     4925 SH       SOLE                     4925
WELLS FARGO & CO-NEW           COM              949746101     6856   235600 SH       SOLE                   235600
                                                                 5      175 SH       DEFINED                   175
XTO ENERGY                     COM              98385x106      384     6208 SH       SOLE                     6208
NINTENDO CO LTD-ADR NEW        ADR              654445303      587     9095 SH       SOLE                     9095
SAP AKTIENGELLSCHAFT SPONSORED ADR              803054204     4202    84767 SH       SOLE                    84767
                                                                 6      125 SH       DEFINED                   125